SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
General and administrative costs	€ 155,581	€ 148,812	€ 174,451
Selling costs	€ 173,484	€ 146,430	164,175
IPO [Member]
Disclosure of transactions between related parties [line items]
Share issue related cost			15,789
Employee extra bonus paid			€ 19,106